Changes in Carrying Amount of Goodwill by Reporting Units (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 iHealthStone	Dec. 31, 2011 Adventier	Dec. 31, 2012 Abovenet	Dec. 31, 2012 Jiangchen	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2011 PRC iHealthStone	Dec. 31, 2012 PRC Jiangchen	Dec. 31, 2012 Japan	Dec. 31, 2011 Japan	Dec. 31, 2012 United States And Canada	Dec. 31, 2010 United States And Canada	Dec. 31, 2011 United States And Canada Adventier	Dec. 31, 2012 United States And Canada Abovenet
Goodwill [Line Items]
Beginning Balance	$ 24,597	$ 19,371					$ 9,765	$ 8,835			$ 204	$ 195	$ 14,628	$ 10,341
Acquisition			451	4,287	714	1,536			451	1,536					4,287	714
Settlement of contingent consideration for the acquisition of Wuxi Huayang (Note 3)		45						45
Foreign exchange differences	136	443					116	434			2	9	18
Ending Balance	$ 26,983	$ 24,597					$ 11,417	$ 9,765			$ 206	$ 204	$ 15,360	$ 10,341